UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:                  811-4997

Exact name of registrant as specified in charter:    Delaware Group Equity
                                                     Funds V

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               David F. Connor, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:                             November 30

Date of reporting period:                            August 31, 2006

Item 1. Schedule of Investments (Unaudited)

Schedule of Investments (Unaudited)

Delaware Dividend Income Fund
_____________________________

August 31, 2006

                                                                                                       Number of       Market
                                                                                                       Shares          Value

Common Stock - 56.75%

Consumer Discretionary - 3.89%
Gap                                                                                                      434,100        $7,297,221
Limited Brands                                                                                           287,100         7,387,083
Mattel                                                                                                   438,800         8,266,992
Starwood Hotels & Resorts Worldwide                                                                       29,900         1,592,474
                                                                                                                         _________

                                                                                                                        24,543,770
                                                                                                                        __________
Consumer Staples - 5.00%
ConAgra Foods                                                                                            337,400         8,030,120
Heinz (H.J.)                                                                                             170,700         7,142,088
Kimberly-Clark                                                                                           118,500         7,524,750
Safeway                                                                                                  286,700         8,867,631
                                                                                                                         _________

                                                                                                                        31,564,589
                                                                                                                        __________
Diversified REITs - 1.61%
iStar Financial                                                                                           69,100         2,896,672
Vornado Realty Trust                                                                                      68,300         7,233,653
                                                                                                                         _________

                                                                                                                        10,130,325
                                                                                                                        __________
Energy - 2.27%
Chevron                                                                                                  110,500         7,116,200
ConocoPhillips                                                                                           113,200         7,180,276
                                                                                                                         _________

                                                                                                                        14,296,476
                                                                                                                        __________
Financials - 9.96%
Allstate                                                                                                 130,300         7,549,582
Aon                                                                                                      226,800         7,840,476
Chubb                                                                                                    210,316        10,549,452
Hartford Financial Services Group                                                                         90,900         7,804,674
Huntington Bancshares                                                                                    315,100         7,537,192
Morgan Stanley                                                                                           110,600         7,276,374
Wachovia                                                                                                 131,200         7,167,456
Washington Mutual                                                                                        170,900         7,159,001
                                                                                                                         _________

                                                                                                                        62,884,207
                                                                                                                        __________
Health Care - 7.45%
Abbott Laboratories                                                                                      169,500         8,254,650
Baxter International                                                                                     194,700         8,640,786
Bristol-Myers Squibb                                                                                     294,400         6,403,200
Merck                                                                                                    192,900         7,822,095
Pfizer                                                                                                   294,500         8,116,420
Wyeth                                                                                                    160,500         7,816,350
                                                                                                                         _________

                                                                                                                        47,053,501
                                                                                                                        __________
Health Care REITs - 0.75%
+# Medical Properties Trust 144A                                                                          19,700           263,783
Nationwide Health Properties                                                                              72,600         1,891,956
Ventas                                                                                                    63,500         2,543,175
                                                                                                                         _________

                                                                                                                         4,698,914
                                                                                                                        __________
Industrial REITs - 1.34%
First Potomac Realty Trust                                                                                87,000         2,697,870
ProLogis                                                                                                 102,300         5,775,858
                                                                                                                         _________

                                                                                                                         8,473,728
                                                                                                                        __________
Industrials - 2.92%
Donnelley (R.R.) & Sons                                                                                  230,500         7,472,810
+ Foster Wheeler                                                                                           3,656           158,926
Macquarie Infrastructure                                                                                  92,600         3,009,500
Waste Management                                                                                         227,000         7,781,560
                                                                                                                         _________

                                                                                                                        18,422,796
                                                                                                                        __________
Information Technology - 4.98%
Hewlett-Packard                                                                                          231,500         8,463,640
Intel                                                                                                    415,200         8,113,008
International Business Machines                                                                           92,600         7,497,822
+ Xerox                                                                                                  497,600         7,369,456
                                                                                                                         _________

                                                                                                                        31,443,926
                                                                                                                        __________


Lodging/Resort REITs - 1.49%
FelCor Lodging Trust                                                                                      53,700         1,151,865
Hersha Hospitality Trust                                                                                 245,100         2,468,157
Highland Hospitality                                                                                     128,000         1,762,560
Lasalle Hotel Properties                                                                                  51,400         2,258,516
Strategic Hotel & Resorts                                                                                 87,000         1,774,800
                                                                                                                         _________

                                                                                                                         9,415,898
                                                                                                                         _________
Mall REITs - 1.84%
General Growth Properties                                                                                 61,000         2,765,130
Macerich                                                                                                  26,000         1,941,160
Simon Property Group                                                                                      81,200         6,884,948
                                                                                                                         _________

                                                                                                                        11,591,238
                                                                                                                        __________

Manufactured Housing REITs - 0.29%
Equity Lifestyle Properties                                                                               40,900         1,833,547
                                                                                                                         _________

                                                                                                                         1,833,547
                                                                                                                         _________

Materials - 1.22%
duPont (E.I.) deNemours                                                                                  192,800         7,706,216
                                                                                                                         _________

                                                                                                                         7,706,216
                                                                                                                         _________
Mortgage REITs - 1.17%
American Home Mortgage Investment                                                                         35,100         1,112,670
Gramercy Capital                                                                                         119,200         3,230,320
JER Investors Trust                                                                                       68,900         1,149,941
II KKR Financial                                                                                          79,300         1,896,063
                                                                                                                         _________

                                                                                                                         7,388,994
                                                                                                                         _________
Multifamily REITs - 1.10%
AvalonBay Communities                                                                                     16,500         1,996,500
Equity Residential                                                                                        78,000         3,889,860
United Dominion Realty Trust                                                                              35,100         1,070,901
                                                                                                                         _________

                                                                                                                         6,957,261
                                                                                                                         _________
Office/Industrial REITs - 0.97%
Duke Realty                                                                                              114,100         4,333,518
Liberty Property Trust                                                                                    37,900         1,814,273
                                                                                                                         _________

                                                                                                                         6,147,791
                                                                                                                         _________
Office REITs - 2.04%
Brandywine Realty Trust                                                                                  105,156         3,431,240
Equity Office Properties Trust                                                                            84,400         3,130,396
Mack-Cali Realty                                                                                          12,000           637,800
Parkway Properties                                                                                        36,700         1,799,034
Reckson Associates Realty                                                                                 90,600         3,876,774
                                                                                                                         _________

                                                                                                                        12,875,244
                                                                                                                        __________

Self-Storage REITs - 0.29%
U-Store-It Trust                                                                                          91,900         1,830,648
                                                                                                                         _________

                                                                                                                         1,830,648
                                                                                                                         _________
Shopping Center REITs - 1.86%
Cedar Shopping Centers                                                                                   107,700         1,656,426
Developers Diversified Realty                                                                             88,600         4,793,260
Federal Realty Investment Trust                                                                           71,700         5,310,819
                                                                                                                         _________

                                                                                                                        11,760,505
                                                                                                                        __________

Specialty REITs - 0.50%
Entertainment Properties Trust                                                                            63,500         3,166,110
                                                                                                                         _________

                                                                                                                         3,166,110
                                                                                                                         _________
Telecommunications - 2.50%
AT&T                                                                                                     263,500         8,202,755
Verizon Communications                                                                                   215,300         7,574,254
                                                                                                                         _________

                                                                                                                        15,777,009
                                                                                                                        __________
Utilities - 1.31%
+ Mirant                                                                                                  19,417           562,510
Progress Energy                                                                                          174,100         7,717,853
                                                                                                                         _________

                                                                                                                         8,280,363
                                                                                                                         _________

Total Common Stock (cost $318,640,632)                                                                                 358,243,056
                                                                                                                       ___________

                                                                                                     Principal
                                                                                                     Amount
Corporate Bonds - 21.72%

Basic Industries - 2.76%
Abitibi-Consolidated
     6.95% 12/15/06                                                                                      $50,000            50,500
     7.875% 8/1/09                                                                                       525,000           519,750
AK Steel 7.875% 2/15/09                                                                                  865,000           863,919
# Apex Silver Mines 144A 2.875% 3/15/24                                                                1,000,000           822,500


Bowater 9.50% 10/15/12                                                                                 2,200,000         2,232,999
Chemtura 6.875% 6/1/16                                                                                   650,000           632,125
Donohue Forest Products 7.625% 5/15/07                                                                   740,000           745,550
Georgia-Pacific 9.50% 12/1/11                                                                            975,000         1,055,438
Gold Kist 10.25% 3/15/14                                                                                 750,000           838,125
Huntsman International
     9.875% 3/1/09                                                                                       207,000           216,315
     10.125% 7/1/09                                                                                      235,000           240,875
Lyondell Chemical 10.50% 6/1/13                                                                          100,000           110,500
# Nell AF Sarl 144A 8.375% 8/15/15                                                                       840,000           845,250
NewPage 10.00% 5/1/12                                                                                    800,000           830,000
Norske Skog 8.625% 6/15/11                                                                             1,300,000         1,283,750
# Port Townsend Paper 144A 12.00% 4/15/11                                                                955,000           859,500
Potlatch 13.00% 12/1/09                                                                                1,075,000         1,262,002
Rhodia 8.875% 6/1/11                                                                                     720,000           739,800
++ Solutia 6.72% 10/15/37                                                                              1,215,000         1,148,175
Tembec Industries 8.625% 6/30/09                                                                       2,425,000         1,339,812
# Verso Paper 144A 9.125% 8/1/14                                                                         350,000           350,000
Witco 6.875% 2/1/26                                                                                      500,000           447,500
                                                                                                                           _______

                                                                                                                        17,434,385
                                                                                                                        __________

Brokerage - 0.49%
E Trade Financial 8.00% 6/15/11                                                                        1,050,000         1,094,624
LaBranche & Company
     9.50% 5/15/09                                                                                       935,000           979,413
     11.00% 5/15/12                                                                                      945,000         1,018,238
                                                                                                                         _________

                                                                                                                         3,092,275
                                                                                                                         _________

Capital Goods - 1.47%
Armor Holdings 8.25% 8/15/13                                                                           1,100,000         1,144,000
Building Materials 8.00% 10/15/07                                                                      1,050,000         1,050,000
CPG International I 10.50% 7/1/13                                                                        670,000           695,125
Graham Packaging 9.875% 10/15/14                                                                       1,325,000         1,281,937
Interface 10.375% 2/1/10                                                                                 975,000         1,066,406
Interline Brands 8.125% 6/15/14                                                                          175,000           177,188
Intertape Polymer 8.50% 8/1/14                                                                           960,000           900,000
{ Mueller Holdings 14.75% 4/15/14                                                                        654,000           578,790
{ NTK Holdings 10.75% 3/1/14                                                                             920,000           621,000
# RBS Global 144A 9.50% 8/1/14                                                                           700,000           707,000
# TransDigm 144A 7.75% 7/15/14                                                                           200,000           199,500
Trimas 9.875% 6/15/12                                                                                    920,000           876,300
                                                                                                                           _______

                                                                                                                         9,297,246
                                                                                                                         _________

Consumer Cyclical - 1.54%
Accuride 8.50% 2/1/15                                                                                    655,000           614,063
# Baker & Taylor 144A 11.50% 7/1/13                                                                      600,000           600,000
Ford Motor Credit
     7.375% 10/28/09                                                                                     775,000           760,651
     9.875% 8/10/11                                                                                      400,000           418,326
General Motors 8.375% 7/15/33                                                                            495,000           417,038
General Motors Acceptance Corporation
     6.875% 9/15/11                                                                                      995,000           980,978
     8.00% 11/1/31                                                                                       630,000           638,463
Landry's Restaurant 7.50% 12/15/14                                                                       850,000           807,500
Metaldyne 10.00% 11/1/13                                                                                 455,000           457,275
Neiman Marcus
     9.00% 10/15/15                                                                                      625,000           667,188
     10.375% 10/15/15                                                                                    225,000           241,875
# NPC International 144A 9.50% 5/1/14                                                                    950,000           923,875
O'Charleys 9.00% 11/1/13                                                                                 965,000           989,124
# Uno Restaurant 144A 10.00% 2/15/11                                                                     475,000           368,125
Visteon 8.25% 8/1/10                                                                                     700,000           689,500
Warnaco 8.875% 6/15/13                                                                                   150,000           154,125
                                                                                                                           _______

                                                                                                                         9,728,106
                                                                                                                         _________

Consumer Non-Cyclical - 2.23%
# Angiotech Pharmaceuticals 144A 7.75% 4/1/14                                                          1,060,000         1,038,800
Biovail 7.875% 4/1/10                                                                                  1,900,000         1,904,749
Constellation Brands 8.125% 1/15/12                                                                    1,000,000         1,042,500
Cott Beverages 8.00% 12/15/11                                                                          1,145,000         1,165,038
Dole Food 8.875% 3/15/11                                                                                 825,000           808,500
Ingles Markets 8.875% 12/1/11                                                                            975,000         1,021,313
# Le-Natures 144A 10.00% 6/15/13                                                                         680,000           714,000


Marsh Supermarket 8.875% 8/1/07                                                                          325,000           324,188
National Beef Packing 10.50% 8/1/11                                                                    1,075,000         1,126,063
Pilgrim's Pride 9.625% 9/15/11                                                                           815,000           857,788
Pinnacle Foods 8.25% 12/1/13                                                                             735,000           725,813
Playtex Products 9.375% 6/1/11                                                                         1,215,000         1,275,749
True Temper Sports 8.375% 9/15/11                                                                        615,000           550,425
Warner Chilcott 8.75% 2/1/15                                                                           1,485,000         1,492,424
                                                                                                                         _________

                                                                                                                        14,047,350
                                                                                                                        __________

Energy - 1.28%
Bluewater Finance 10.25% 2/15/12                                                                         518,000           522,533
# Brigham Exploration 144A 9.625% 5/1/14                                                                 245,000           244,388
Compton Petroleum Finance 7.625% 12/1/13                                                                 335,000           328,300
Copano Energy 8.125% 3/1/16                                                                              250,000           254,375
El Paso Natural Gas
     7.625% 8/1/10                                                                                       390,000           402,675
     8.375% 6/15/32                                                                                      345,000           388,241
# El Paso Performance-Linked Trust 144A 7.75% 7/15/11                                                    525,000           537,468
El Paso Production Holding 7.75% 6/1/13                                                                  450,000           459,000
# Hilcorp Energy 144A 9.00% 6/1/16                                                                       775,000           807,937
Inergy Finance
     6.875% 12/15/14                                                                                     350,000           333,375
     8.25% 3/1/16                                                                                        200,000           206,500
# Mariner Energy 144A 7.50% 4/15/13                                                                      250,000           244,375
# MarkWest Energy 144A 8.50% 7/15/16                                                                     175,000           178,063
# PetroHawk Energy 144A 9.125% 7/15/13                                                                 1,225,000         1,252,562
Pride International 7.375% 7/15/14                                                                       345,000           352,763
~ Secunda International 13.507% 9/1/12                                                                   430,000           449,888
VeraSun Energy 9.875% 12/15/12                                                                           575,000           613,812
Whiting Petroleum 7.25% 5/1/13                                                                           505,000           501,213
                                                                                                                           _______

                                                                                                                         8,077,468
                                                                                                                         _________

Finance & Investments - 0.23%
FINOVA Group 7.50% 11/15/09                                                                            2,562,750           756,011
# iPayment 144A 9.75% 5/15/14                                                                            650,000           661,375
                                                                                                                           _______

                                                                                                                         1,417,386
                                                                                                                         _________
Media - 2.27%
} Adelphia Communications 8.125% 12/15/06                                                                615,000           364,388
} Century Communications 9.50% 11/30/06                                                                1,400,000         1,505,000
Charter Communication Holdings
     11.125% 1/15/11                                                                                     825,000           639,375
     11.75% 5/15/11                                                                                      425,000           325,125
     13.50% 1/15/11                                                                                    2,290,000         1,820,549

# Charter Communications 144A 5.875% 11/16/09                                                            565,000           497,906
# Charter Communications Operating 144A 8.375% 4/30/14                                                    65,000            65,975
~# Cleveland Unlimited 144A 13.579% 12/15/10                                                             350,000           376,250
Dex Media East 12.125% 11/15/12                                                                          505,000           565,600
# EchoStar Communications 144A 5.75% 5/15/08                                                             500,000           502,500
Insight Communications 12.25% 2/15/11                                                                    200,000           213,000
Insight Midwest 10.50% 11/1/10                                                                         1,935,000         2,041,424
Lodgenet Entertainment 9.50% 6/15/13                                                                   1,320,000         1,422,300
Mediacom Capital 9.50% 1/15/13                                                                         1,725,000         1,781,063
RH Donnelley 8.875% 1/15/16                                                                              465,000           460,350
Sheridan Acquisition 10.25% 8/15/11                                                                      415,000           420,188
Vertis 10.875% 6/15/09                                                                                   320,000           324,800
Warner Music Group 7.375% 4/15/14                                                                      1,025,000           991,688
                                                                                                                           _______

                                                                                                                        14,317,481
                                                                                                                        __________

Real Estate - 0.39%
American Real Estate Partners 8.125% 6/1/12                                                            1,105,000         1,138,150
BF Saul REIT 7.50% 3/1/14                                                                                975,000           994,500
# Rouse 144A 6.75% 5/1/13                                                                                325,000           325,197
                                                                                                                           _______

                                                                                                                         2,457,847
                                                                                                                         _________

Services Cyclical - 3.43%
Adesa 7.625% 6/15/12                                                                                   1,198,000         1,186,020
American Airlines 7.377% 5/23/19                                                                         401,228           361,105
Boyd Gaming 8.75% 4/15/12                                                                              1,050,000         1,106,438
Brickman Group 11.75% 12/15/09                                                                           315,000           338,625
Corrections Corporation of America 7.50% 5/1/11                                                        1,130,000         1,159,663
FTI Consulting 7.625% 6/15/13                                                                            940,000           951,750
# Galaxy Entertainment Finance 144A 9.875% 12/15/12                                                    1,550,000         1,631,374
Gaylord Entertainment 8.00% 11/15/13                                                                     800,000           816,000


Grupo Transportacion 9.375% 5/1/12                                                                       750,000           797,813
# Hertz 144A
     8.875% 1/1/14                                                                                       475,000           495,188
     10.50% 1/1/16                                                                                       200,000           216,500
{ H-Lines Finance Holdings 11.00% 4/1/13                                                               1,301,000         1,141,628
Horizon Lines 9.00% 11/1/12                                                                              457,000           471,281
Kansas City Southern Railway 9.50% 10/1/08                                                             1,000,000         1,042,500
# Knowledge Learning 144A 7.75% 2/1/15                                                                   860,000           801,950
Mandalay Resort Group 9.50% 8/1/08                                                                     1,125,000         1,195,312
Mandalay Resorts Group 9.375% 2/15/10                                                                    650,000           689,813
# Mobile Service Group 144A 9.75% 8/1/14                                                                 625,000           637,500
OMI 7.625% 12/1/13                                                                                     1,345,000         1,351,724
# Penhall International 144A 12.00% 8/1/14                                                               525,000           538,125
# Pokagon Gaming Authority 144A 10.375% 6/15/14                                                          800,000           850,000
Seabulk International 9.50% 8/15/13                                                                      469,000           513,555
Stena 9.625% 12/1/12                                                                                     975,000         1,043,250
# TDS Investor 144A 11.875% 9/1/16                                                                       350,000           343,000
{ Town Sports International 11.00% 2/1/14                                                                701,000           571,315
Wheeling Island Gaming 10.125% 12/15/09                                                                1,365,000         1,409,362
                                                                                                                         _________

                                                                                                                        21,660,791
                                                                                                                        __________

Services Non-cyclical - 1.50%
Allied Waste North America 9.25% 9/1/12                                                                  875,000           940,625
Casella Waste Systems 9.75% 2/1/13                                                                     1,670,000         1,757,674
# CRC Health 144A 10.75% 2/1/16                                                                        1,075,000         1,101,875
Geo Subordinate 11.00% 5/15/12                                                                         1,050,000         1,060,500
# HealthSouth 144A 10.75% 6/15/16                                                                        800,000           822,000
US Oncology 10.75% 8/15/14                                                                             1,275,000         1,392,938
{ Vanguard Health 11.25% 10/1/15                                                                       1,865,000         1,352,125
# WCA Waste 144A 9.25% 6/15/14                                                                           995,000         1,022,363
                                                                                                                         _________

                                                                                                                         9,450,100
                                                                                                                         _________

Technology & Electronics - 0.60%
MagnaChip Semiconductor 8.00% 12/15/14                                                                 2,075,000         1,338,375
STATS ChipPAC 7.50% 7/19/10                                                                              875,000           881,563
Sungard Data Systems 10.25% 8/15/15                                                                    1,200,000         1,231,500
~# UGS Capital II PIK 144A 10.38% 6/1/11                                                                 350,000           354,375
                                                                                                                           _______

                                                                                                                         3,805,813
                                                                                                                         _________

Telecommunications - 2.34%
++ Allegiance Telecom 11.75% 2/15/08                                                                      10,000             4,700
American Tower 7.125% 10/15/12                                                                           865,000           880,138
American Towers 7.25% 12/1/11                                                                            300,000           309,750
# Broadview Network 144A 11.375% 9/1/12                                                                  350,000           357,438
Cincinnati Bell 8.375% 1/15/14                                                                         1,190,000         1,200,413
# Digicel Limited 144A 9.25% 9/1/12                                                                      855,000           895,613
# Hughes Network Systems 144A 9.50% 4/15/14                                                            1,315,000         1,341,299
{ Inmarsat Finance 10.375% 11/15/12                                                                    2,130,000         1,869,074
# Intelsat Bermuda 144A 11.25% 6/15/16                                                                   475,000           494,594
iPCS 11.50% 5/1/12                                                                                       110,000           124,300
~ IWO Escrow Company 9.257% 1/15/12                                                                      100,000           103,750
# Nordic Telephone Company Holdings 144A 8.875% 5/1/16                                                   400,000           418,000
~ Qwest 8.579% 6/15/13                                                                                   610,000           659,563
# Qwest 144A 7.50% 10/1/14                                                                             1,150,000         1,175,875
Rural Cellular
     9.875% 2/1/10                                                                                       915,000           949,313
   ~ 11.239% 11/1/12                                                                                     425,000           439,875
# Telcordia Technologies 144A 10.00% 3/15/13                                                           1,325,000         1,063,313
Triton Communications 9.375% 2/1/11                                                                      915,000           626,775
~ US LEC 13.62% 10/1/09                                                                                  525,000           557,156
# Wind Acquisition 144A 10.75% 12/1/15                                                                 1,200,000         1,309,499
                                                                                                                         _________

                                                                                                                        14,780,438
                                                                                                                        __________

Utilities - 1.19%
Avista 9.75% 6/1/08                                                                                      753,000           801,733
++# Calpine 144A 8.496% 7/15/07                                                                          503,413           517,256
Elwood Energy 8.159% 7/5/26                                                                              981,394         1,066,947
Midwest Generation
     8.30% 7/2/09                                                                                      1,185,146         1,210,330
     8.75% 5/1/34                                                                                        725,000           775,750
Mirant Americas 8.30% 5/1/11                                                                           1,125,000         1,130,625
Mirant North America 7.375% 12/31/13                                                                     195,000           194,025


Orion Power Holdings 12.00% 5/1/10                                                                       956,000         1,089,840
# Tenaska Alabama Partners 144A 7.00% 6/30/21                                                            781,788           754,710
                                                                                                                           _______

                                                                                                                         7,541,216
                                                                                                                         _________

Total Corporate Bonds (cost $138,489,789)                                                                              137,107,902
                                                                                                                       ___________

Convertible Bonds - 8.55%

Aerospace & Defense - 0.57%
# AAR 144A 1.75% 2/1/26 exercise price $29.43, expiration date 2/1/26                                  1,150,000         1,154,313
EDO 4.00% 11/15/25 exercise price $34.19, expiration date 11/15/25                                       975,000           951,844
# L-3 Communications 144A 3.00% 8/1/35 exercise price 102.16, expiration date 8/1/35                   1,500,000         1,516,874
                                                                                                                         _________

                                                                                                                         3,623,031
                                                                                                                         _________

Banking, Finance & Insurance - 0.12%
PMI Group 2.50% 7/15/21 expiration price $44.16, expiration date 7/15/21                                 750,000           757,500
                                                                                                                           _______

                                                                                                                           757,500
                                                                                                                           _______

Cable, Media & Publishing - 0.91%
EchoStar 5.75% 5/15/08 exercise price $43.29, expiration date 5/15/08                                    500,000           502,500
Liberty Media 3.25% 3/15/31 exercise price $53.86, expiration date 3/8/31                              3,000,000         2,336,250
# Playboy Enterprises 144A 3.00% 3/15/25 exercise price $17.02, expiration date 3/15/25                3,240,000         2,887,650
                                                                                                                         _________

                                                                                                                         5,726,400
                                                                                                                         _________

Computers & Technology - 1.89%
Fairchild Semiconductor International 5.00% 11/1/08 exercise price $30.00, expiration date 11/1/08     1,950,000         1,937,813
Hutchinson Technology 3.25% 1/15/26 exercise price $36.43, expiration date 1/15/26                     1,540,000         1,359,050
# Informatica 144A 3.00% 3/15/26 exercise price $20.00, expiration date 3/15/26                        2,315,000         2,465,474
# Intel 144A 2.95% 12/15/35 exercise price $31.53, expiration date 12/15/35                            1,140,000         1,004,625
^ ON Semiconductor Series B 0.499% 4/15/24 expiration price $9.82, expiration date 4/15/24             2,725,000         2,380,968
SanDisk 1.00% 5/15/13 exercise price $82.36, expiration date 5/15/13                                     775,000           772,094
# Sybase 144A 1.75% 2/22/25 exercise price $25.22, expiration date 2/22/25                             1,875,000         2,017,969
                                                                                                                         _________

                                                                                                                        11,937,993
                                                                                                                        __________

Electronics & Electrical Equipment - 0.41%
Fisher Scientific 3.25% 3/1/24 exercise price $80.40, expiration date 3/1/24                           1,500,000         1,758,750
Solectron 0.50% 2/15/34 exercise price $9.67, expiration date 2/15/34                                  1,100,000           825,000
                                                                                                                           _______

                                                                                                                         2,583,750
                                                                                                                         _________

Energy - 0.94%
Halliburton 3.125% 7/15/23 exercise price $18.83, expiration date 7/15/23                              1,250,000         2,228,125
Pride International 3.25% 5/1/33 exercise price $25.70, expiration date 5/1/33                         1,080,000         1,259,550
Schlumberger 2.125% 6/1/23 exercise price $40.00, expiration date 6/1/23                               1,500,000         2,433,750
                                                                                                                         _________

                                                                                                                         5,921,425
                                                                                                                         _________

Healthcare & Pharmaceuticals - 1.84%
# Allergan 144A 1.50% 4/1/26 exercise price $126.66, expiration date 4/1/26                            1,935,000         2,065,612
# Amgen 144A 0.375% 2/1/13 exercise price $79.48, expiration date 2/1/13                                 775,000           758,531
CV Therapeutics 3.25% 8/16/13 exercise price $27.00, expiration date 8/16/13                             530,000           437,913
Encysive Pharmaceuticals 2.50% 3/15/12 exercise price $13.95, expiration date 3/15/12                    625,000           467,969
# Encysive Pharmaceuticals 144A 2.50% 3/15/12 exercise price $13.95, expiration date 3/15/12           2,000,000         1,497,500
# Nektar Therapeutics 144A 3.25% 9/28/12 exercise price $21.52, expiration date 9/28/12                1,525,000         1,641,281
Teva Pharmaceutical Finance 0.25% 2/1/26 exercise price $47.16, expiration date 2/1/26                 1,535,000         1,498,544
~ Wyeth 5.109% 1/15/24 exercise price $60.39, expiration date 1/15/24                                  3,000,000         3,215,399
                                                                                                                         _________

                                                                                                                        11,582,749
                                                                                                                        __________

Leisure, Lodging & Entertainment - 0.07%
# Regal Entertainment Group 144A 3.75% 5/15/08 exercise price $14.97, expiration date 5/15/08            350,000           470,313
                                                                                                                           _______

                                                                                                                           470,313
                                                                                                                           _______

Real Estate - 0.10%
MeriStar Hospitality 9.50% 4/1/10 exercise price $10.18, expiration date 4/1/10                          600,000           618,900
                                                                                                                           _______

                                                                                                                           618,900
                                                                                                                           _______

Retail - 1.10%
{ Dick's Sporting Goods 1.606% 2/18/24 exercise price $58.132, expiration date 2/18/24                 1,480,000         1,191,400
~ Lowe's 0.861% 10/19/21 exercise price $50.03, expiration date 10/19/21                               1,250,000         1,209,375
# Saks 144A 2.00% 3/15/24 exercise price $14.92, expiration date 3/15/24                               2,200,000         2,392,500
Sonic Automotive 5.25% 5/7/09 exercise price $46.87, expiration date 5/7/09                            1,000,000           948,750
# United Auto Group 144A 3.50% 4/1/26 exercise price $23.69, expiration date 4/1/26                    1,150,000         1,223,313
                                                                                                                         _________

                                                                                                                         6,965,338
                                                                                                                         _________

Telecommunications - 0.20%
Qwest Communications International 3.50% 11/15/25 exercise price $5.90, expiration date 11/15/25         750,000         1,238,438
                                                                                                                         _________

                                                                                                                         1,238,438
                                                                                                                         _________

Transportation - 0.11%

# ExpressJet Holdings 144A 4.25% 8/1/23 exercise price $18.20, expiration date 8/1/23                    750,000           682,500
                                                                                                                           _______

                                                                                                                           682,500
                                                                                                                           _______

Utilities - 0.29%
CenterPoint Energy
     3.75% 5/15/23 exercise price $11.44, expiration date 5/15/23                                        400,000           517,500
   # 144A 3.75% 5/15/23 exercise price $11.44, expiration date 5/15/23                                 1,030,000         1,332,563
                                                                                                                         _________

                                                                                                                         1,850,063
                                                                                                                         _________

Total Convertible Bonds (cost $52,565,184)                                                                              53,958,400
                                                                                                                        __________

                                                                                                       Number of
                                                                                                       Shares

Convertible Preferred Stock - 4.31%

Banking, Finance & Insurance - 1.60%
Aspen Insurance 5.625% exercise price $29.28, expiration date 12/31/49                                    37,800         1,946,700
~ Citigroup Funding 5.02% exercise price $29.50, expiration date 9/27/08                                  69,000         2,268,030
E Trade Group 6.125% exercise price $21.82, expiration date 11/18/08                                      37,500         1,157,813
Lehman Brothers Holdings 6.25% exercise price $54.24, expiration date 10/15/07                            66,750         1,802,250
Merrill Lynch 6.75% exercise price $40.80, expiration date 10/15/07                                       70,000         2,940,000
                                                                                                                         _________

                                                                                                                        10,114,793
                                                                                                                        __________

Basic Materials - 0.45%
Freeport-McMoRan Copper & Gold 5.50% exercise price $48.65 expiration date 12/31/49                          545           715,176
Huntsman 5.00% exercise price $28.29, expiration date 2/16/08                                             52,500         2,100,000
                                                                                                                         _________

                                                                                                                         2,815,176
                                                                                                                         _________

Cable, Media & Publishing - 0.22%
# Interpublic Group 5.25% 144A exercise price $13.66, expiration date 12/31/49                             1,500         1,361,250
                                                                                                                         _________

                                                                                                                         1,361,250
                                                                                                                         _________

Consumer Products - 0.38%
Newell Financial Trust I 5.25% exercise price $50.69, expiration date 12/1/27                             51,940         2,389,240
                                                                                                                         _________

                                                                                                                         2,389,240
                                                                                                                         _________

Energy - 0.47%
Chesapeake 4.50% exercise price $44.17, expiration date 12/31/49                                          17,075         1,628,528
El Paso Energy Capital Trust 4.75% exercise price $41.59, expiration date 3/31/28                         34,600         1,343,864
                                                                                                                         _________

                                                                                                                         2,972,392
                                                                                                                         _________

Food, Beverage & Tobacco - 0.37%
Constellation Brands 5.75% exercise price $17.08, expiration date 9/1/06                                  59,200         2,353,200
                                                                                                                         _________

                                                                                                                         2,353,200
                                                                                                                         _________

Telecommunications - 0.16%
Lucent Technologies Capital Trust I 7.75% exercise price $4.84, expiration date 3/15/17                    1,000         1,010,000
                                                                                                                         _________

                                                                                                                         1,010,000
                                                                                                                         _________

Utilities - 0.66%
~ CenterPoint Energy 2.00% exercise price $18.09, expiration date 9/15/29                                 26,000           853,580
Entergy 7.625% exercise price $87.64, expiration date 2/17/09                                             37,500         1,973,437
NRG Energy 5.75% exercise price $60.45, expiration date 3/16/09                                            5,335         1,367,094
                                                                                                                         _________

                                                                                                                         4,194,111
                                                                                                                         _________

Total Convertible Preferred Stock (cost $27,363,314)                                                                    27,210,162
                                                                                                                        __________

Preferred Stock - 0.78%

Leisure, Lodging & Entertainment - 0.06%
Red Lion Hotels 9.50%                                                                                     15,579           408,326
                                                                                                                           _______

                                                                                                                           408,326
                                                                                                                           _______

Real Estate - 0.72%
Equity Inns Series B 8.75%                                                                                18,300           488,153
LaSalle Hotel Properties 10.25%                                                                           36,500           954,840
Ramco-Gershenson Properties 9.50%                                                                         15,700           419,190
SL Green Realty 7.625%                                                                                   103,000         2,655,473
                                                                                                                         _________

                                                                                                                         4,517,656
                                                                                                                         _________

Total Preferred Stock (cost $4,896,579)                                                                                  4,925,982
                                                                                                                         _________

Exchange Traded Funds - 0.35%

iShares Dow Jones U.S. Real Estate Index Fund                                                             29,200         2,220,952
                                                                                                                         _________

Total Exchange Traded Funds (cost $1,550,582)                                                                            2,220,952
                                                                                                                         _________
Warrants - 0.00%

+# Solutia 144A, exercise price $7.59, expiration date 7/15/09                                                12                 0
                                                                                                                                 _

Total Warrants (cost $1,021)                                                                                                     0
                                                                                                                                 _

                                                                                                     Principal
                                                                                                     Amount
Commercial Mortgage-Backed Securities - 0.12%

# First Union National Bank Commercial Mortgage Trust Series 2001-C2 L 144A 6.46% 1/12/43               $750,000           756,392
                                                                                                                           _______

Total Commercial Mortgage-Backed Securities (cost $761,221)                                                                756,392
                                                                                                                           _______

Repurchase Agreements - 6.34%

With BNP Paribas 5.20% 9/1/06
(dated 8/31/06, to be repurchased at $23,861,446,
collateralized by $10,755,000 U.S. Treasury Notes
3.125% due 10/15/08, market value $10,533,050,
$5,377,000 U.S. Treasury Notes 3.375%
due 9/15/09, market value $5,259,657,
$5,377,000 U.S. Treasury Notes 3.50%
due 11/15/09, market value $5,239,126
and $3,408,000 U.S. Treasury Notes 3.50%
due 12/15/09, market value $3,307,567)                                                                23,858,000        23,858,000

With Cantor Fitzgerald 5.20% 9/1/06
(dated 8/31/06, to be repurchased at $5,377,777,
collateralized by $2,689,000 U.S. Treasury Notes
3.375% due 12/15/08, market value $2,628,673
and $2,759,000 U.S. Treasury Notes 6.00%
due 8/15/09, market value $2,861,549)                                                                  5,377,000         5,377,000

With UBS Warburg 5.20% 9/1/06
(dated 8/31/06, to be repurchased at $10,756,554,
collateralized by $10,808,000 U.S. Treasury Notes
4.875% due 4/30/08, market value $10,987,193)                                                         10,755,000        10,755,000
                                                                                                                        __________

Total Repurchase Agreements (cost $39,990,000)                                                                          39,990,000
                                                                                                                        __________

Total Market Value of Securities - 98.92%

     (cost $584,258,322)                                                                                               624,412,846

Receivables and Other Assets Net of Liabilities (See Notes) - 1.08%                                                      6,847,263
                                                                                                                         _________

Net Assets Applicable to 53,351,521 Shares Outstanding - 100.00%                                                      $631,260,109
                                                                                                                      ____________


} Security is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.

+ Non-income producing security for the period ended August 31, 2006.

++ Non-income producing security. Security is currently in default.

~ Variable rate security. The interest rate shown is the rate as of August 31, 2006.

^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

{ Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2006, the aggregate amount of Rule 144A securities equals $55,399,398, which represented 8.78% of the Fund's net assets. See Note 3 in "Notes."

II Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At August 31, 2006, the aggregate amount of restricted securities equals $1,896,063 or 0.30% of the Fund's net assets. See Note 3 in "Notes."

REIT - Real Estate Investment Trust

________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds V - Delaware Dividend Income Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

2. Investments

At August 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                                               $ 584,738,724
                                                                  _____________

Aggregate unrealized appreciation                                    50,910,482
Aggregate unrealized depreciation                                   (11,236,360)
                                                                  _____________

Net unrealized appreciation                                       $  39,674,122
                                                                  _____________

For federal income tax purposes, at November 30, 2005, capital loss carryforwards of $18,732,090 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $10,667,646 expires in 2009 and $8,064,444 expires in 2010.

3. Credit and Market Risk

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At August 31, 2006, no securities have been determined to be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor's Ratings Group and/or Baa or lower by Moody's Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in real estate investment trusts (REITs) and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the period ended August 31, 2006. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance ongoing operations.

Schedule of Investments (Unaudited)

Delaware Small Cap Core Fund
____________________________

August 31, 2006

                                                                                                       Number of       Market
                                                                                                       Shares          Value

Common Stock - 97.43%

Basic Materials - 6.58%
+ AK Steel                                                                                                18,150          $228,872
+ Century Aluminum                                                                                         6,200           215,202
Chesapeake                                                                                                 8,250           119,625
Cytec Industries                                                                                           4,650           248,078
Ferro                                                                                                      8,050           137,494
FMC                                                                                                        3,600           220,032
Georgia Gulf                                                                                               5,700           151,278
+ NS Group                                                                                                 6,150           279,947
+ PolyOne                                                                                                 29,650           257,066
Steel Dynamics                                                                                             5,050           266,589
Wausau Paper                                                                                              10,900           148,349
Worthington Industries                                                                                     7,500           143,325
                                                                                                                           _______

                                                                                                                         2,415,857
                                                                                                                         _________
Business Services - 4.73%
Administaff                                                                                                6,050           209,028
+ Armor Holdings                                                                                           4,700           248,488
Healthcare Services Group                                                                                  8,950           203,076
+ Kforce                                                                                                  13,900           171,109
+ Labor Ready                                                                                              9,250           158,453
McGrath RentCorp                                                                                           7,450           169,860
+ TeleTech Holdings                                                                                       15,600           235,559
UniFirst                                                                                                   5,050           156,752
+ United Stationers                                                                                        4,050           185,612
                                                                                                                           _______

                                                                                                                         1,737,937
                                                                                                                         _________
Capital Goods - 9.55%
Acuity Brands                                                                                              5,150           220,060
+ AGCO                                                                                                     8,350           207,498
Applied Industrial Technologies                                                                            6,000           135,660
Barnes Group                                                                                              12,950           212,639
+ Columbus McKinnon                                                                                        7,900           146,071
Crane                                                                                                      3,650           145,927
DRS Technologies                                                                                           4,050           167,549
+ Genlyte Group                                                                                            3,550           232,632
+ Innovative Solutions & Support                                                                          11,200           164,192
+ Kadant                                                                                                   7,200           189,936
Lawson Products                                                                                            4,350           167,910
Lincoln Electric Holdings                                                                                  4,000           220,120
LSI Industries                                                                                             8,750           160,388
Lufkin Industries                                                                                          4,150           261,449
Manitowoc                                                                                                  3,650           161,330
+ Orbital Sciences                                                                                        17,000           307,529
+ Rofin-Sinar Technologies                                                                                 3,650           199,874
+ URS                                                                                                      5,000           202,750
                                                                                                                           _______

                                                                                                                         3,503,514
                                                                                                                         _________
Consumer Discretionary - 5.59%
+ Charming Shoppes                                                                                        22,550           296,757
+ Children's Place Retail Stores                                                                           3,950           228,982
+ Guitar Center                                                                                            4,850           183,815
+ Jos A Bank Clothiers                                                                                     5,950           142,384
+ Pacific Sunwear Of California                                                                           10,300           137,608
Phillips-Van Heusen                                                                                        6,050           233,772
+ Quiksilver                                                                                              16,850           235,900
Stage Stores                                                                                               8,550           225,378
Stride Rite                                                                                               14,550           200,063
+ True Religion Apparel                                                                                    8,150           165,445
                                                                                                                           _______

                                                                                                                         2,050,104
                                                                                                                         _________
Consumer Services - 2.95%
+ Buffalo Wild Wings                                                                                       5,350           186,448


CKE Restaurants                                                                                           11,750           182,478
IHOP                                                                                                       4,700           219,442
Lone Star Steakhouse & Saloon                                                                              4,800           130,944
+ Papa John's International                                                                                5,700           193,800
+ Shuffle Master                                                                                           6,050           168,372
                                                                                                                           _______

                                                                                                                         1,081,484
                                                                                                                         _________
Consumer Staples - 2.03%
Casey's General Stores                                                                                    12,000           283,680
Chiquita Brands International                                                                              8,700           147,117
Longs Drug Stores                                                                                          3,650           165,820
Nu Skin Enterprises Class A                                                                                8,550           148,086
                                                                                                                           _______

                                                                                                                           744,703
                                                                                                                           _______
Credit Cyclicals - 1.69%
+ Jacuzzi Brands                                                                                          18,000           178,560
M/I Homes                                                                                                  4,000           129,440
+ Meritage Homes                                                                                           2,900           118,755
+ Williams Scotsman International                                                                          9,200           193,108
                                                                                                                           _______

                                                                                                                           619,863
                                                                                                                           _______
Energy - 5.25%
+ Bristow Group                                                                                            4,700           175,357
+ Grey Wolf                                                                                               26,850           196,274
+ Hercules Offshore                                                                                        6,700           213,864
+ James River Coal                                                                                         4,350            64,076
+ Oil States International                                                                                 5,650           180,574
Penn Virginia                                                                                              3,050           216,519
+ Petroquest Energy                                                                                       19,400           233,381
St. Mary Land & Exploration                                                                                3,550           144,840
+ Universal Compression Holdings                                                                           3,850           209,556
+ Veritas DGC                                                                                              2,600           154,882
World Fuel Services                                                                                        3,800           136,952
                                                                                                                           _______

                                                                                                                         1,926,275
                                                                                                                         _________
Financials - 17.56%
ADVANTA                                                                                                    5,950           201,467
American Home Mortgage Investment                                                                          6,950           220,315
AmerUs Group                                                                                               2,750           186,450
Bancfirst                                                                                                  4,600           217,902
BankUnited Financial Class A                                                                               8,200           211,314
Center Financial                                                                                           8,850           215,940
City Holding                                                                                               7,050           277,628
Commercial Capital Bancorp                                                                                11,150           177,174
+ CompuCredit                                                                                              7,450           217,168
+ Cowen Group                                                                                              9,500           133,760
Dime Community Bancshares                                                                                 12,300           175,767
Direct General                                                                                            12,950           172,494
FBL Financial Group Class A                                                                                5,500           182,380
First Midwest Bancorp                                                                                      6,600           246,510
First Place Financial - Ohio                                                                               8,900           209,417
+ FirstFed Financial                                                                                       4,950           251,757
Greater Bay Bancorp                                                                                        5,900           167,973
Kansas City Life Insurance                                                                                 2,900           123,801
MainSource Financial Group                                                                                 7,240           122,718
+ MarketAxess Holdings                                                                                    15,550           146,481
Ohio Casualty                                                                                             10,450           271,178
PFF Bancorp                                                                                                7,200           259,848
Presidential Life                                                                                          8,550           201,524
Republic Bancorp                                                                                          17,700           228,861
RLI                                                                                                        4,650           227,385
TierOne                                                                                                    8,200           279,701
+ Triad Guaranty                                                                                           3,600           180,972
Trustmark                                                                                                  5,900           186,263
+ United America Indemnity                                                                                 8,700           186,876
Waddell & Reed Financial Class A                                                                          12,550           291,410
West Coast Bancorp Oregon                                                                                  8,850           270,279
                                                                                                                           _______

                                                                                                                         6,442,713
                                                                                                                         _________
Health Care - 13.49%
+ Adolor                                                                                                  10,450           260,728
+ Alkermes                                                                                                 9,800           160,230
+ Applera-Celera Genomics                                                                                 14,800           206,016
+ Bio-Rad Laboratories Class A                                                                             2,900           212,889
+ Candela                                                                                                 11,700           122,031


+ Digene                                                                                                   2,250            93,713
+ Gen-Probe                                                                                                3,600           174,996
+ Geron                                                                                                   18,150           127,413
+ Healthways                                                                                               5,500           283,909
+ LifePoint Hospitals                                                                                      4,650           158,333
+ Medarex                                                                                                 16,850           180,969
Mentor                                                                                                     4,350           211,149
+ MGI PHARMA                                                                                              10,150           153,570
+ Myogen                                                                                                   6,050           210,540
+ Neurometrix                                                                                              5,150           139,617
+ Noven Pharmaceuticals                                                                                   11,000           274,559
Owens & Minor                                                                                              5,750           184,978
+ Pharmion                                                                                                 9,200           170,936
PolyMedica                                                                                                 4,000           162,360
+ Res-Care                                                                                                14,400           288,719
+ Sciele Pharma                                                                                           10,900           190,750
+ Techne                                                                                                   3,200           162,880
+ Telik                                                                                                    9,300           165,819
+ United Therapeutics                                                                                      4,000           218,360
Vital Signs                                                                                                3,200           173,600
West Pharmaceutical Services                                                                               6,500           259,415
                                                                                                                           _______

                                                                                                                         4,948,479
                                                                                                                         _________
Media - 0.68%
+ infoUSA                                                                                                 16,800           138,768
+ Scholastic                                                                                               3,650           109,719
                                                                                                                           _______

                                                                                                                           248,487
                                                                                                                           _______
Real Estate - 5.56%
Equity Inns                                                                                               14,800           227,624
First Industrial Realty Trust                                                                              4,600           199,272
First Potomac Realty Trust                                                                                 5,300           164,353
Glimcher Realty Trust                                                                                      7,250           176,900
Home Properties                                                                                            4,350           247,428
Maguire Properties                                                                                         5,000           199,550
Nationwide Health Properties                                                                               8,900           231,934
Pennsylvania Real Estate Investment Trust                                                                  4,650           196,788
Senior Housing Properties Trust                                                                            9,800           199,430
Sovran Self Storage                                                                                        3,650           197,392
                                                                                                                           _______

                                                                                                                         2,040,671
                                                                                                                         _________
Technology - 18.92%
+ Anixter International                                                                                    4,600           250,653
+ Aspen Technology                                                                                        10,750           119,970
+ Blackboard                                                                                               6,050           161,233
+ CACI International                                                                                       3,600           191,016
+ Cymer                                                                                                    5,900           242,784
+ Digital River                                                                                            4,700           228,138
+ Digitas                                                                                                 10,950            97,893
+ Dionex                                                                                                   3,300           166,386
+ Dobson Communications Class A                                                                           25,150           172,781
+ EarthLink                                                                                               15,400           113,190
+ j2 Global Communications                                                                                 8,700           218,631
+ Kulicke & Soffa Industries                                                                              16,200           127,494
+ Lawson Software                                                                                         19,750           131,535
+ MIPS Technologies                                                                                       28,450           198,012
+ MTC Technologies                                                                                         5,750           120,750
+ Multi-Fineline Electronix                                                                                3,600            81,288
+ Netgear                                                                                                 10,800           212,436
+ OmniVision Technologies                                                                                 12,400           205,840
+ ON Semiconductor                                                                                        34,300           206,143
+ Palm                                                                                                    15,100           219,856
+ Photronics                                                                                              11,550           167,591
Plantronics                                                                                                4,500            80,640
+ Progress Software                                                                                        7,200           182,304
+ Quality Systems                                                                                          4,850           194,485
+ RadiSys                                                                                                 12,000           284,039
+ Secure Computing                                                                                        16,000           101,600
+ SI International                                                                                         5,650           163,229
+ Skyworks Solutions                                                                                      35,500           164,365
+ Smith Micro Software                                                                                    10,200           137,292
+ SPSS                                                                                                     5,000           126,850
+ Synaptics                                                                                                7,500           189,675


+ Tekelec                                                                                                 17,650           234,745
+ Tessera Technologies                                                                                     7,150           235,235
United Online                                                                                             10,600           121,582
+ Universal Electronics                                                                                    6,050           108,840
+ Varian Semiconductor Equipment                                                                           7,750           273,652
+ Verint Systems                                                                                           5,100           168,555
+ Viasat                                                                                                   8,850           239,393
+ WebEx Communications                                                                                     5,350           190,995
+ Wind River Systems                                                                                      10,900           110,853
                                                                                                                           _______

                                                                                                                         6,941,949
                                                                                                                         _________
Transportation - 1.87%

Arkansas Best                                                                                              3,800           167,770
+ HUB Group                                                                                               10,650           248,145
Pacer International                                                                                        9,800           269,794
                                                                                                                           _______

                                                                                                                           685,709
                                                                                                                           _______
Utilities - 0.98%
Black Hills                                                                                                5,100           177,531
Otter Tail                                                                                                 6,000           180,900
                                                                                                                           _______

                                                                                                                           358,431
                                                                                                                           _______

Total Common Stock (cost $35,303,205)                                                                                   35,746,176
                                                                                                                        __________

                                                                                                     Principal
                                                                                                     Amount

Repurchase Agreements - 2.31%

With BNP Paribas 5.20% 9/1/06
(dated 8/31/06, to be repurchased at $504,773,
collateralized by $227,500 U.S. Treasury Notes
3.125% due 10/15/08, market value $222,830,
$113,800 U.S. Treasury Notes 3.375% due 9/15/09,
market value $111,270, $113,800 U.S. Treasury
Notes 3.50% due 11/15/09, market value $110,835
and $72,100 U.S. Treasury Notes 3.50% due 12/15/09,
market value $69,973)                                                                                   $504,700           504,700

With Cantor Fitzgerald 5.20% 9/1/06
(dated 8/31/06, to be repurchased at $113,816,
collateralized by $56,900 U.S. Treasury Notes
3.375% due 12/15/08, market value $55,610 and
$58,400 U.S. Treasury Notes 6.00% due 8/15/09,
market value $60,537)                                                                                    113,800           113,800

With UBS Warburg 5.20% 9/1/06
(dated 8/31/06, to be repurchased at $227,533,
collateralized by $228,600 U.S. Treasury Notes
4.875% due 4/30/08, market value $232,437)                                                               227,500           227,500
                                                                                                                           _______

Total Repurchase Agreements (cost $846,000)                                                                                846,000
                                                                                                                           _______
Total Market Value of Securities - 99.74%

     (cost $36,149,205)                                                                                                 36,592,176

Receivables and Other Assets Net of Liabilities (See Notes) - 0.26%                                                         97,050
                                                                                                                            ______

Net Assets Applicable to 3,075,993 Shares Outstanding - 100.00%                                                        $36,689,226
                                                                                                                       ___________


+ Non-income producing security for the period ended August 31, 2006.

________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds V - Delaware Small Cap Core Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R)
Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At August 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                                                 $36,164,336
                                                                    ___________

Aggregate unrealized appreciation                                     2,059,069
Aggregate unrealized depreciation                                    (1,631,229)
                                                                    ___________

Net unrealized appreciation                                         $   427,840
                                                                    ___________

3. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in real estate investment trusts (REITs) and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the period ended August 31, 2006. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At August 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Small Cap Value Fund
_____________________________

August 31, 2006

                                                                                                       Number of       Market
                                                                                                       Shares          Value

Common Stock - 95.67%

Basic Industry - 12.85%
Albemarle                                                                                                129,000        $7,082,100
+ Alpha Natural Resources                                                                                250,500         4,541,565
Arch Coal                                                                                                115,200         3,772,800
Bowater                                                                                                  253,400         5,759,782
+ Chaparral Steel                                                                                         77,900         5,563,618
Crane                                                                                                    167,600         6,700,648
+ Crown Holdings                                                                                         390,100         7,173,939
FMC                                                                                                      104,500         6,387,040
* Georgia Gulf                                                                                           249,600         6,624,384
+ Griffon                                                                                                202,860         4,799,668
IPSCO                                                                                                     63,100         5,833,595
* MacDermid                                                                                              235,900         6,758,535
+ Pactiv                                                                                                 155,200         4,148,496
*+ PolyOne                                                                                               470,900         4,082,703
Spartech                                                                                                 212,700         4,792,131
* Texas Industries                                                                                        86,700         4,069,698
Valspar                                                                                                  213,900         5,689,740
Westlake Chemical                                                                                        155,100         4,646,796
                                                                                                                         _________

                                                                                                                        98,427,238
                                                                                                                        __________
Business Services - 1.90%
Brink's                                                                                                  162,300         9,246,231
+ United Stationers                                                                                      115,859         5,309,818
                                                                                                                         _________

                                                                                                                        14,556,049
                                                                                                                        __________
Capital Spending - 6.51%
*+ Casella Waste Systems                                                                                 345,700         4,068,889
* Gibraltar Industries                                                                                   223,014         5,396,939
Harsco                                                                                                    98,800         7,860,528
+ Insituform Technologies Class A                                                                        141,800         3,254,310
* Kaydon                                                                                                  92,800         3,536,608
* Mueller Industries                                                                                     187,900         7,200,328
+ Mueller Water Products Class A                                                                         213,700         3,632,900
Wabtec                                                                                                   327,200         9,230,312
Walter Industries                                                                                        103,900         5,718,656
                                                                                                                         _________

                                                                                                                        49,899,470
                                                                                                                        __________
Consumer Cyclical - 1.12%
Furniture Brands International                                                                           153,800         2,945,270
KB HOME                                                                                                   72,800         3,112,928
+ WCI Communities                                                                                        163,600         2,525,984
                                                                                                                         _________

                                                                                                                         8,584,182
                                                                                                                         _________
Consumer Services - 12.17%
* Applebee's International                                                                               322,800         6,698,100
* Belo Class A                                                                                           274,800         4,479,240
* Borders Group                                                                                          325,700         6,230,641
* Cato Class A                                                                                           326,300         7,579,949
*+ CEC Entertainment                                                                                     201,500         6,423,820
+ Dollar Tree Stores                                                                                     245,000         7,051,100
* K Swiss                                                                                                169,100         4,651,941
* Kenneth Cole Productions Class A                                                                       126,900         2,970,729
*+ Lenox Group                                                                                            92,600           525,968
Meredith                                                                                                 128,700         6,092,658
PETsMART                                                                                                 170,300         4,274,530
Ross Stores                                                                                              238,100         5,831,069
* Stage Stores                                                                                           224,500         5,917,820
* Thor Industries                                                                                        152,500         6,432,450
Tuesday Morning                                                                                          233,900         3,152,972
* Wolverine World Wide                                                                                   276,150         6,967,265
+ Zale                                                                                                   298,300         7,979,525
                                                                                                                         _________

                                                                                                                        93,259,777
                                                                                                                        __________


Consumer Staples - 3.09%
American Greetings Class A                                                                               227,200         5,570,944
Bunge Limited                                                                                             83,000         4,676,220
+ Constellation Brands                                                                                   244,200         6,664,218
Del Monte Foods                                                                                          607,200         6,739,920
                                                                                                                         _________

                                                                                                                        23,651,302
                                                                                                                        __________
Energy - 6.60%
+ Energy Partners                                                                                        252,900         6,309,855
+ Grey Wolf                                                                                              832,600         6,086,306
+ Newfield Exploration                                                                                   115,100         4,976,924
* Southwest Gas                                                                                          195,600         6,591,720
+ TODCO                                                                                                  118,800         4,399,164
+ W-H Energy Services                                                                                    242,500        12,238,975
*+ Whiting Petroleum                                                                                     220,800         9,936,000
                                                                                                                         _________

                                                                                                                        50,538,944
                                                                                                                        __________
Financial Services - 18.35%
AmerUs Group                                                                                              81,200         5,505,360
Bank of Hawaii                                                                                           202,200         9,871,404
* BankUnited Financial Class A                                                                           291,600         7,514,532
Berkley (W.R.)                                                                                           309,200        10,822,000
* Boston Private Financial Holdings                                                                      289,300         7,220,928
Colonial BancGroup                                                                                       479,100        11,733,159
* First Midwest Bancorp                                                                                  131,400         4,907,790
* First Republic Bank                                                                                    230,400         9,819,648
* Greater Bay Bancorp                                                                                    298,200         8,489,754
* Harleysville Group                                                                                     153,800         5,535,262
* Independent Bank                                                                                        87,300         2,981,295
* Infinity Property & Casualty                                                                           143,500         5,445,825
* MAF Bancorp                                                                                            150,000         6,190,500
NBT Bancorp                                                                                              143,600         3,357,368
Platinum Underwriters Holdings                                                                           266,200         7,906,140
Provident Bankshares                                                                                     233,000         8,732,840
Republic Bancorp                                                                                         262,936         3,399,762
StanCorp Financial Group                                                                                 118,000         5,495,260
* Sterling Financial                                                                                     229,868         7,599,436
*+ Triad Guaranty                                                                                        160,900         8,088,443
                                                                                                                         _________

                                                                                                                       140,616,706
                                                                                                                       ___________
Health Care - 6.60%
* Arrow International                                                                                    188,700         6,096,897
+ Community Health Systems                                                                               164,500         6,376,020
* Owens & Minor                                                                                          223,600         7,193,212
+ Pediatrix Medical Group                                                                                190,900         8,743,220
Service Corp International                                                                               831,200         6,982,080
STERIS                                                                                                   267,100         6,351,638
Universal Health Services Class B                                                                        156,700         8,872,354
                                                                                                                         _________

                                                                                                                        50,615,421
                                                                                                                        __________
Real Estate - 5.13%
* Ashford Hospitality Trust                                                                              400,200         4,790,394
Brandywine Realty Trust                                                                                  318,937        10,406,914
Camden Property Trust                                                                                    108,600         8,426,274
* Education Realty Trust                                                                                 184,900         2,620,033
* Highland Hospitality                                                                                   413,400         5,692,518
Reckson Associates Realty                                                                                172,000         7,359,880
                                                                                                                         _________

                                                                                                                        39,296,013
                                                                                                                        __________
Technology - 13.85%
Acxiom                                                                                                   321,400         7,806,806
+ BEA Systems                                                                                            796,200        10,931,826
+ Bell Microproducts                                                                                     387,000         1,888,560
+ Brocade Communications Systems                                                                       1,777,600        11,021,120
*+ Checkpoint Systems                                                                                    265,600         4,820,640
*+ CommScope                                                                                             291,200         8,505,952
+ Compuware                                                                                            1,130,300         8,590,280
+ Emulex                                                                                                 423,200         7,329,824
*+ Entegris                                                                                              454,800         4,939,128
+ Insight Enterprises                                                                                    322,500         5,808,225
+ NETGEAR                                                                                                188,300         3,703,861
+ Parametric Technology                                                                                  613,500         9,883,485
* QAD                                                                                                    242,800         1,794,292
Symbol Technologies                                                                                      321,400         3,860,014
+ Synopsys                                                                                               310,100         5,879,496


* Technitrol                                                                                             329,700         9,333,807
                                                                                                                         _________

                                                                                                                       106,097,316
                                                                                                                       ___________
Transportation - 3.41%
* Alexander & Baldwin                                                                                    192,200         8,429,892
+ Kirby                                                                                                  225,200         6,605,116
*+ Saia                                                                                                   88,000         2,706,000
* SkyWest                                                                                                197,400         4,771,158
*+ YRC Worldwide                                                                                          97,800         3,597,084
                                                                                                                         _________

                                                                                                                        26,109,250
                                                                                                                        __________
Utilities - 4.09%
Black Hills                                                                                              110,100         3,832,581
*+ El Paso Electric                                                                                      275,600         6,589,596
* FairPoint Communications                                                                               227,200         3,714,720
* Otter Tail                                                                                             181,700         5,478,255
* PNM Resources                                                                                          247,000         7,081,490
*+ Premiere Global Services                                                                              592,500         4,621,500
                                                                                                                         _________

                                                                                                                        31,318,142
                                                                                                                        __________

Total Common Stock (cost $566,654,343)                                                                                 732,969,810
                                                                                                                       ___________

                                                                                                     Principal
                                                                                                     Amount

Repurchase Agreements - 4.72%

With BNP Paribas 5.20% 9/1/06
(dated 8/31/06, to be repurchased at $21,580,117,
collateralized by $9,727,000 U.S. Treasury Notes
3.125% due 10/15/08, market value $9,526,365,
$4,864,000 U.S. Treasury Notes 3.375%
due 9/15/09, market value $4,756,971,
$4,864,000 U.S. Treasury Notes 3.50%
due 11/15/09, market value $4,738,403
and $3,082,000 U.S. Treasury Notes 3.50%
due 12/15/09, market value $2,991,450)                                                               $21,577,000        21,577,000

With Cantor Fitzgerald 5.20% 9/1/06
(dated 8/31/06, to be repurchased at $4,864,703,
collateralized by $2,432,000 U.S. Treasury Notes
3.375% due 12/15/08, market value $2,377,441
and $2,495,000 U.S. Treasury Notes 6.00%
due 8/15/09, market value $2,588,059)                                                                  4,864,000         4,864,000

With UBS Warburg 5.20% 9/1/06
(dated 8/31/06, to be repurchased at $9,728,405,
collateralized by $9,775,000 U.S. Treasury Notes
4.875% due 4/30/08, market value $9,937,104)                                                           9,727,000         9,727,000
                                                                                                                         _________

Total Repurchase Agreements (cost $36,168,000)                                                                          36,168,000
                                                                                                                        __________

Total Market Value of Securities Before Securities Lending Collateral - 100.39%

     (cost $602,822,343)                                                                                               769,137,810

Securities Lending Collateral** - 18.28%

Short-Term Investments - 18.28%
Fixed Rate Notes - 3.15%
Citigroup Global Markets 5.32% 9/1/06                                                                 24,111,179        24,111,179
                                                                                                                        __________

                                                                                                                        24,111,179
                                                                                                                        __________
~ Variable Rate Notes - 15.13%
American Honda Finance 5.32% 2/21/07                                                                   3,819,132        3,819,132
ANZ National 5.39% 10/1/07                                                                             4,243,481        4,243,481
Australia New Zealand 5.32% 10/1/07                                                                      848,696          848,696
Bank of America 5.32% 2/23/07                                                                          5,516,525        5,516,525
Bank of New York 5.36% 10/1/07                                                                         3,394,784        3,394,784
Barclays New York 5.31% 5/18/07                                                                        5,516,525        5,516,525
Bayerische Landesbank 5.38% 10/1/06                                                                    4,243,480        4,243,480
Bear Stearns 5.47% 2/28/07                                                                             5,092,177        5,092,177
BNP Paribas 5.36% 10/1/07                                                                              4,243,481        4,243,481
Canadian Imperial Bank
     5.30% 10/1/07                                                                                     2,121,740        2,121,740
     5.32% 11/22/06                                                                                    4,243,480        4,243,480
CDC Financial Products 5.41% 10/2/06                                                                   5,516,525        5,516,525


Citigroup Global Markets 5.38% 9/7/06                                                                  5,516,525         5,516,525
Commonwealth Bank 5.33% 10/1/07                                                                        4,243,481         4,243,481
Deutsche Bank London 5.34% 2/23/07                                                                     5,092,177         5,092,177
Goldman Sachs 5.45% 8/31/07                                                                            5,516,525         5,516,525
Manufacturers & Traders 5.31% 9/26/06                                                                  4,243,472         4,243,401
Marshall & Ilsley Bank 5.31% 10/1/07                                                                   4,667,829         4,667,829
Merrill Lynch Mortgage Capital 5.41% 9/5/06                                                            3,819,132         3,819,132
National Australia Bank 5.38% 3/7/07                                                                   5,261,916         5,261,916
National City Bank 5.32% 3/2/07                                                                        5,092,650         5,093,599
National Rural Utilities 5.39% 10/1/07                                                                 6,704,699         6,704,699
Nordea Bank New York 5.31% 5/16/07                                                                     2,121,736         2,121,661
Nordea Bank Norge 5.34% 10/1/07                                                                        4,243,481         4,243,481
Royal Bank of Scotland 5.32% 10/1/07                                                                   4,243,480         4,243,480
Societe Generale 5.36% 10/1/07                                                                         2,121,740         2,121,740
Wells Fargo 5.34% 10/1/07                                                                              4,243,480         4,243,480
                                                                                                                         _________

                                                                                                                       115,933,152
                                                                                                                       ___________

Total Securities Lending Collateral (cost $140,044,331)                                                                140,044,331
                                                                                                                       ___________

Total Market Value of Securities - 118.67%

     (cost $742,866,674)                                                                                               909,182,141 !

Obligation to Return Securities Lending Collateral** - (18.28%)                                                       (140,044,331)

Liabilities Net of Receivables and Other Assets (See Notes) - (0.39%)                                                   (2,983,641)
                                                                                                                        __________

Net Assets Applicable to 19,995,526 Shares Outstanding - 100.00%                                                      $766,154,169
                                                                                                                      ____________


* Fully or partially on loan.

~ Variable rate security. The interest rate shown is the rate as of August 31, 2006.

** See Note 3 in "Notes."

! Includes $137,640,015 of securities loaned.

+ Non-income producing security for the period ended August 31, 2006.

________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds V - Delaware Small Cap Value Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At August 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:


Cost of investments                                                $742,957,825
                                                                   ____________

Aggregate unrealized appreciation                                   183,019,964
Aggregate unrealized depreciation                                   (16,795,648)
                                                                   ____________

Net unrealized appreciation                                        $166,224,316
                                                                   ____________

3. Securities Lending

The Fund, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At August 31, 2006, the market value of the securities on loan was $137,640,015, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At August 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the period ended August 31, 2006. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Item 2. Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: